Summary of significant accounting policies - Loan receivables from Xiaoying Credit Loans and other loans originated and retained by the Company (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	¥ 5,004,137,624	$ 685,564,043	¥ 5,136,552,806
Allowance for credit losses	(175,820,629)	(24,087,327)	(188,719,449)	$ (25,854,459)	¥ (106,479,154)	¥ (55,335,741)
Loans receivable, net	4,828,316,995	661,476,716	4,947,833,357
Xiaoying Credit Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	5,004,137,624	685,564,043	5,136,542,858
Allowance for credit losses	(175,820,629)	(24,087,327)	(188,718,875)	(25,854,380)	(103,630,827)	(54,725,057)
Loans receivable, net	4,828,316,995	661,476,716	4,947,823,983
Xiaoying Revolving Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses	0	0	0	0	0	(610,684)
Other loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross			9,948
Allowance for credit losses	¥ 0	$ 0	(574)	$ (79)	¥ (2,848,327)	¥ 0
Loans receivable, net			¥ 9,374